FINANCIAL INSTRUMENTS - Debt Interest Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2013
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 453	$ 511
Interest costs capitalised	(9)	0
Interest cost incurred	444	511
Deposits on Pascua-Lama silver sale agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 65	$ 66
Effective rate (as percent)	8.25%	8.37%
Deposits on Pueblo Viejo gold and silver streaming agreement (note 29)
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 33	$ 35
Effective rate (as percent)	6.41%	6.14%
4.4%/5.7% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 63	$ 77
Effective rate (as percent)	5.25%	5.23%
3.85%/5.25% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 53	$ 53
Effective rate (as percent)	4.87%	4.87%
5.80% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 23	$ 23
Effective rate (as percent)	5.85%	5.85%
5.75%/6.35% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 39	$ 38
Effective rate (as percent)	6.41%	6.41%
Other fixed rate notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 83	$ 93
Effective rate (as percent)	6.16%	6.38%
Pueblo Viejo Project financing
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 0	$ 14
Effective rate (as percent)	0.00%	7.04%
Capital leases
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 2	$ 3
Effective rate (as percent)	6.18%	3.60%
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 38	$ 31
Effective rate (as percent)	6.55%	6.55%
4.10%/5.75% notes
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 49	$ 72
Effective rate (as percent)	5.79%	5.12%
Acacia Credit Facility
Disclosure of detailed information about borrowings [line items]
Interest cost	$ 5	$ 6
Effective rate (as percent)	3.59%	3.59%	3.60%